UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (95.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (21.8%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036			$78,515	$91,616
6s, with due dates from April 15, 2028 to November 20, 2038			210,232	239,319
5 1/2s, April 20, 2038			307,653	346,157
5s, TBA, October 1, 2045			1,000,000	1,082,813
4.687s, June 20, 2045(FWC)			27,211	30,778
4.674s, April 20, 2065			259,920	293,574
4.667s, May 20, 2045(FWC)			374,334	422,778
4.656s, May 20, 2045			507,757	573,305
4.655s, May 20, 2045			304,235	343,843
4.654s, June 20, 2045			265,949	300,639
4.634s, June 20, 2045			222,710	251,383
4.598s, May 20, 2045			506,679	570,668
4.554s, May 20, 2045			135,531	152,514
4.524s, June 20, 2065(FWC)			61,461	68,939
4.516s, June 20, 2045(FWC)			57,231	64,167
4 1/2s, with due dates from September 20, 2043 to August 20, 2045			1,518,746	1,648,078
4.491s, August 20, 2045			219,000	246,574
4.468s, May 20, 2065(FWC)			117,288	130,976
4.413s, June 20, 2065(FWC)			28,206	31,481
4s, with due dates from April 20, 2045 to May 20, 2045			2,576,306	2,773,253
3 1/2s, with due dates from January 20, 2045 to June 20, 2045			7,379,504	7,747,271
3s, TBA, October 1, 2045			1,000,000	1,020,313

				18,430,439
U.S. Government Agency Mortgage Obligations (73.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031			28,543	34,304
7s, with due dates from November 1, 2026 to May 1, 2032			304,397	351,609
5 1/2s, December 1, 2033			29,042	32,384
4 1/2s, May 1, 2044(FWC)			499,058	555,423
3 1/2s, March 1, 2045			773,999	810,749

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030			20,948	24,908
7s, with due dates from December 1, 2028 to December 1, 2035			568,564	664,743
6 1/2s, September 1, 2036			14,498	16,723
6s, January 1, 2038			288,519	329,202
5 1/2s, January 1, 2038			936,215	1,049,543
5s, February 1, 2039			29,120	32,170
4 1/2s, TBA, November 1, 2045			3,000,000	3,248,438
4 1/2s, TBA, October 1, 2045			3,000,000	3,252,188
4s, with due dates from June 1, 2042 to June 1, 2044			5,324,745	5,731,299
3 1/2s, October 1, 2045(FWC)			1,000,000	1,043,789
3 1/2s, with due dates from May 1, 2045 to August 1, 2045			1,857,230	1,944,360
3 1/2s, TBA, November 1, 2045			1,000,000	1,039,375
3 1/2s, TBA, October 1, 2045			4,000,000	4,171,875
3s, with due dates from January 1, 2043 to May 1, 2045			9,488,481	9,637,816
3s, TBA, November 1, 2045			14,000,000	14,133,438
3s, TBA, October 1, 2045			14,000,000	14,185,937

				62,290,273

Total U.S. government and agency mortgage obligations (cost $80,495,324)				$80,720,712

U.S. TREASURY OBLIGATIONS (23.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023			$990,000	$1,309,681
4 1/2s, August 15, 2039(SEGCCS)			7,201,000	9,398,661

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			8,927,000	8,933,756

Total U.S. treasury Obligations (cost $18,778,201)				$19,642,098

MORTGAGE-BACKED SECURITIES (23.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (23.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.962s, 2037			$48,958	$77,036
IFB Ser. 2979, Class AS, 23.516s, 2034			9,378	10,656
IFB Ser. 3072, Class SM, 23.039s, 2035			63,666	95,748
IFB Ser. 3072, Class SB, 22.893s, 2035			51,892	77,750
IFB Ser. 3065, Class DC, 19.24s, 2035			300,335	447,010
IFB Ser. 2990, Class LB, 16.418s, 2034			67,671	91,200
IFB Ser. 3232, Class KS, IO, 6.093s, 2036			291,409	44,895
IFB Ser. 4136, Class ES, IO, 6.043s, 2042			586,190	110,403
IFB Ser. 315, Class S1, IO, 5.713s, 2043			533,914	139,061
Ser. 4122, Class TI, IO, 4 1/2s, 2042			565,368	108,777
Ser. 4018, Class DI, IO, 4 1/2s, 2041			864,050	133,167
Ser. 4329, Class MI, IO, 4 1/2s, 2026			915,543	109,298
Ser. 4116, Class MI, IO, 4s, 2042			1,254,569	238,406
Ser. 4019, Class JI, IO, 4s, 2041			1,009,857	154,609
Ser. 3996, Class IK, IO, 4s, 2039			1,233,088	158,258
Ser. 4165, Class AI, IO, 3 1/2s, 2043			615,415	100,263
Ser. 303, Class C19, IO, 3 1/2s, 2043			430,353	84,600
Ser. 4150, IO, 3 1/2s, 2043			467,247	94,377
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			1,030,715	146,294
Ser. 4122, Class AI, IO, 3 1/2s, 2042			827,683	110,325
Ser. 4199, Class CI, IO, 3 1/2s, 2037			701,905	76,929
Ser. 304, IO, 3 1/2s, 2027			963,449	106,384
Ser. 304, Class C37, IO, 3 1/2s, 2027			713,662	76,819
Ser. 4150, Class DI, IO, 3s, 2043			732,622	94,554
Ser. 4141, Class PI, IO, 3s, 2042			716,331	87,149
Ser. 4158, Class TI, IO, 3s, 2042			1,801,104	227,245
Ser. 4165, Class TI, IO, 3s, 2042			1,926,784	231,792
Ser. 4171, Class NI, IO, 3s, 2042			1,121,959	128,139
Ser. 4183, Class MI, IO, 3s, 2042			596,123	70,819
Ser. 4201, Class JI, IO, 3s, 2041			981,715	111,751
Ser. 4215, Class EI, IO, 3s, 2032			763,718	92,202
Ser. 3939, Class EI, IO, 3s, 2026			933,052	76,718
Ser. 315, PO, zero %, 2043			1,330,261	1,045,705
Ser. 3835, Class FO, PO, zero %, 2041			1,264,682	1,113,338
Ser. 3391, PO, zero %, 2037			12,112	11,048
Ser. 3300, PO, zero %, 2037			6,720	5,891
Ser. 3326, Class WF, zero %, 2035			1,866	1,539

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036			41,309	80,872
IFB Ser. 06-8, Class HP, 23.856s, 2036			66,641	105,666
IFB Ser. 05-45, Class DA, 23.709s, 2035			101,164	155,446
IFB Ser. 07-53, Class SP, 23.489s, 2037			73,227	114,770
IFB Ser. 08-24, Class SP, 22.572s, 2038			355,630	522,531
IFB Ser. 05-122, Class SE, 22.421s, 2035			90,684	134,255
IFB Ser. 05-75, Class GS, 19.668s, 2035			60,997	84,875
IFB Ser. 05-106, Class JC, 19.523s, 2035			81,301	125,399
IFB Ser. 05-83, Class QP, 16.89s, 2034			30,987	40,950
IFB Ser. 11-4, Class CS, 12.512s, 2040			183,613	220,775
IFB Ser. 13-103, Class SK, IO, 5.726s, 2043			308,557	79,597
Ser. 409, Class 82, IO, 4 1/2s, 2040			525,040	98,086
Ser. 418, Class C24, IO, 4s, 2043			541,816	111,428
Ser. 12-118, Class PI, IO, 4s, 2042			802,346	148,307
Ser. 12-96, Class PI, IO, 4s, 2041			545,904	85,680
Ser. 12-62, Class MI, IO, 4s, 2041			664,401	96,613
Ser. 409, Class C16, IO, 4s, 2040			762,513	136,523
Ser. 12-104, Class HI, IO, 4s, 2027			1,312,218	172,885
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			1,270,462	188,892
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,192,807	238,072
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			401,310	55,040
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			821,812	140,406
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			1,623,316	251,354
Ser. 417, Class C19, IO, 3 1/2s, 2033			990,906	146,515
Ser. 13-55, Class IK, IO, 3s, 2043			621,157	84,303
Ser. 13-6, Class JI, IO, 3s, 2043			1,375,832	161,445
Ser. 12-151, Class PI, IO, 3s, 2043			558,235	71,622
Ser. 13-8, Class NI, IO, 3s, 2042			651,896	79,217
Ser. 12-145, Class TI, IO, 3s, 2042			689,970	66,444
Ser. 13-35, Class IP, IO, 3s, 2042			709,144	75,042
Ser. 13-55, Class PI, IO, 3s, 2042			1,100,160	117,288
Ser. 13-53, Class JI, IO, 3s, 2041			770,213	91,055
Ser. 13-23, Class PI, IO, 3s, 2041			813,559	70,072
Ser. 13-30, Class IP, IO, 3s, 2041			1,161,195	106,238
Ser. 13-23, Class LI, IO, 3s, 2041			691,763	62,252
Ser. 14-28, Class AI, IO, 3s, 2040			879,305	104,864
FRB Ser. 03-W8, Class 3F2, 0.544s, 2042			6,480	6,376
FRB Ser. 07-95, Class A3, 0.444s, 2036			1,868,618	1,793,873
Ser. 08-53, Class DO, PO, zero %, 2038			68,532	62,603
Ser. 07-44, Class CO, PO, zero %, 2037			23,137	21,089
FRB Ser. 88-12, Class B, zero %, 2018			352	344

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.496s, 2036			707,449	97,939
IFB Ser. 11-70, Class SN, IO, 5.691s, 2041			217,094	39,083
Ser. 14-133, Class IP, IO, 5s, 2044			759,827	161,364
Ser. 13-51, Class QI, IO, 5s, 2043			671,127	129,762
Ser. 13-3, Class IT, IO, 5s, 2043			448,370	85,083
Ser. 13-6, Class OI, IO, 5s, 2043			346,952	70,896
Ser. 13-16, Class IB, IO, 5s, 2040			366,062	20,444
Ser. 10-35, Class UI, IO, 5s, 2040			844,491	160,903
Ser. 10-9, Class UI, IO, 5s, 2040			1,607,306	304,830
Ser. 09-121, Class UI, IO, 5s, 2039			937,272	184,661
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			534,953	95,853
Ser. 12-129, IO, 4 1/2s, 2042			798,770	182,423
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			541,490	73,675
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			1,143,181	201,211
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			413,925	70,778
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			328,593	55,961
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			278,720	64,922
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			1,308,506	316,789
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			318,431	11,976
Ser. 15-53, Class MI, IO, 4s, 2045			723,309	166,862
Ser. 15-40, IO, 4s, 2045			486,494	117,814
Ser. 13-165, Class IL, IO, 4s, 2043			317,905	54,597
Ser. 12-56, Class IB, IO, 4s, 2042			1,016,075	174,395
Ser. 12-47, Class CI, IO, 4s, 2042			450,491	76,052
Ser. 14-104, IO, 4s, 2042			827,106	146,232
Ser. 14-4, Class IK, IO, 4s, 2039			626,207	81,031
Ser. 11-71, Class IK, IO, 4s, 2039			610,140	73,867
Ser. 10-114, Class MI, IO, 4s, 2039			1,003,710	106,233
Ser. 14-182, Class BI, IO, 4s, 2039			965,631	154,501
Ser. 10-116, Class QI, IO, 4s, 2034			248,883	4,355
Ser. 15-138, Class AI, IO, 3 1/2s, 2045			189,000	25,929
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			802,335	110,979
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			593,297	77,835
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			531,444	72,765
Ser. 12-136, IO, 3 1/2s, 2042			970,168	215,232
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			469,301	66,810
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			658,516	86,858
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			529,780	42,402
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			451,763	66,522
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			1,159,116	171,468
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			586,736	63,491
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			1,254,816	83,772
Ser. 15-99, Class TI, IO, 3 1/2s, 2039			1,243,306	164,663
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			1,072,692	157,943
Ser. 14-160, Class IB, IO, 3s, 2040			2,012,873	206,521
Ser. 14-141, Class CI, IO, 3s, 2040			566,924	60,760
Ser. 14-174, Class AI, IO, 3s, 2029			937,802	108,870
Ser. 14-44, Class IC, IO, 3s, 2028			903,164	90,238
Ser. 15-H20, Class CI, IO, 2.251s, 2065			1,739,193	212,508
FRB Ser. 15-H16, Class XI, IO, 2.228s, 2065			1,089,546	136,193
Ser. 15-H22, Class AI, IO, 2.15s, 2045			1,914,000	225,469
Ser. BOA-H72, Class HI, IO, 2.015s, 2045			1,628,000	141,962
Ser. 15-H10, Class HI, IO, 2.005s, 2065			3,087,616	371,965
Ser. 15-H23, Class TI, IO, 1.869s, 2065(F)			1,299,000	164,339
FRB Ser. 11-H07, Class FI, IO, 1.231s, 2061			5,640,550	294,380
Ser. 10-151, Class KO, PO, zero %, 2037			65,591	59,387
Ser. 06-36, Class OD, PO, zero %, 2036			3,573	3,093

				19,566,065

Total mortgage-backed securities (cost $20,003,554)				$19,566,065

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$29,324,500	$1,173

Barclays Bank PLC

2.055/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.055		5,965,600	52,915

Citibank, N.A.

2.12/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.12		5,965,600	76,419

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		11,086,500	3,991

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		1,467,600	93,046

2.07125/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.07125		8,948,400	85,278

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		1,467,600	54,351

(2.42875)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.42875		8,948,400	1,879

Goldman Sachs International

2.155/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.155		11,931,200	161,548

2.0775/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.0775		11,931,200	148,424

0.90/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.90		26,774,100	73,629

1.992/3 month USD-LIBOR-BBA/Oct-25	Oct-15/1.992		11,931,200	71,707

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		1,990,325	39,548

(2.234)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.234		11,931,200	20,164

(2.5025)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.5025		11,931,200	11,573

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		11,086,500	3,104

(2.49)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.49		11,931,200	12

JPMorgan Chase Bank N.A.

2.0775/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.0775		11,931,200	120,028

0.98/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.98		14,735,700	55,554

Total purchased swap options outstanding (cost $1,117,304)				$1,074,343

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$100.98		$3,000,000	$25,158

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.86		3,000,000	23,331

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.66		3,000,000	20,880

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.50		3,000,000	18,924

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.25		3,000,000	19,755

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.13		3,000,000	17,859

Total purchased options outstanding (cost $245,626)				$125,907

SHORT-TERM INVESTMENTS (9.6%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11%(AFF)		Shares	7,816,315	$7,816,315

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)			$101,000	100,991

U.S. Treasury Bills 0.03%, October 15, 2015(SEG)			75,000	74,999

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)			50,000	50,000

U.S. Treasury Bills 0.02%, October 1, 2015			50,000	50,000

Total short-term investments (cost $8,092,257)				$8,092,305

TOTAL INVESTMENTS

Total investments (cost $128,732,266)(b)				$129,221,430

FUTURES CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	4	$629,375	Dec-15	$2,617
U.S. Treasury Bond Ultra 30 yr (Long)	5	802,031	Dec-15	5,385
U.S. Treasury Note 2 yr (Long)	12	2,628,375	Dec-15	4,130
U.S. Treasury Note 5 yr (Long)	75	9,038,672	Dec-15	66,585
U.S. Treasury Note 10 yr (Long)	43	5,535,578	Dec-15	71,140

Total				$149,857

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $1,279,911) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	$29,324,500	$293
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	7,331,125	1,540
Barclays Bank PLC

(2.235)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.235	2,982,800	61,863
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	11,086,500	887
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	11,086,500	1,663
(2.31)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.31	2,982,800	80,625
Credit Suisse International

2.25/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	4,474,200	5,951
(2.25)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	4,474,200	97,761
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	1,467,600	149,535
Goldman Sachs International

2.3225/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	5,965,600	119
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	22,173,000	1,996
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	1,990,325	8,558
2.29/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	5,965,600	20,581
2.113/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	5,965,600	26,308
(0.725)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.725	26,774,100	30,790
(0.8125)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.8125	26,774,100	49,532
(2.113)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	5,965,600	72,363
(2.29)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	5,965,600	153,614
(2.3225)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	5,965,600	170,020
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.83	14,735,700	28,735
(0.905)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.905	14,735,700	41,113
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	910,000	118,084
(2.2625)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.2625	5,965,600	136,791

Total			$1,258,722

WRITTEN OPTIONS OUTSTANDING at 9/30/15 (premiums $240,938) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$99.98	$3,000,000	$12,906
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.92	3,000,000	11,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.86	3,000,000	11,814
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.77	3,000,000	10,575
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.19	3,000,000	6,243
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.98	3,000,000	5,661
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.03	3,000,000	5,427
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.86	3,000,000	5,091
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.25	3,000,000	7,167
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.13	3,000,000	6,459
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.25	3,000,000	2,193
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.13	3,000,000	1,833

Total			$87,249

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$1,461,325	$(35,807)	$3,931
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	1,461,325	(37,131)	(1,549)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	2,914,000	(19,267)	(5,773)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	5,827,900	(40,941)	(13,935)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	1,461,325	(38,883)	(17,301)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	1,461,325	(40,917)	(21,872)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	6,400,600	42,404	33,014
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	6,400,600	40,917	30,153
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	5,827,900	17,845	(3,672)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	11,655,800	37,299	(5,537)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	6,400,600	36,850	(20,162)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	6,400,600	36,483	(27,839)

Total			$(1,148)	$(50,542)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $25,784,766) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, October 1, 2045	$3,000,000	10/14/15	$3,252,188
Federal National Mortgage Association, 4s, October 1, 2045	1,000,000	10/14/15	1,066,563
Federal National Mortgage Association, 3 1/2s, October 1, 2045	4,000,000	10/14/15	4,171,875
Federal National Mortgage Association, 3s, October 1, 2045	14,000,000	10/14/15	14,185,936
Government National Mortgage Association, 4s, October 1, 2045	1,000,000	10/21/15	1,065,156
Government National Mortgage Association, 3 1/2s, October 1, 2045	2,000,000	10/21/15	2,095,000

Total			$25,836,718

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,978,000		$(15,507)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$25,270
	2,978,000		40,777	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(66,522)
	2,978,000		(26,228)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	47,812
	71,561,000	(E)	364,079	12/16/17	1.25%	3 month USD-LIBOR-BBA	(185,081)
	2,230,000	(E)	(18,386)	12/16/25	3 month USD-LIBOR-BBA	2.35%	40,363
	4,474,200		37,077	9/29/25	2.235%	3 month USD-LIBOR-BBA	(56,765)
	1,491,400		29,777	9/29/45	2.703%	3 month USD-LIBOR-BBA	(26,920)
	30,061,000	(E)	50,000	12/16/20	1.70%	3 month USD-LIBOR-BBA	(271,172)
	2,762,000	(E)	7,996	12/16/45	3 month USD-LIBOR-BBA	2.70%	96,591
	2,870,000		(38)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(40,732)
	1,456,000		(19)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(8,098)

	Total		$469,528	$(445,254)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$303,041	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,777)
226,033	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,071)
Barclays Bank PLC
337,272	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	550
269,122	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,340)
659,205	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,560)
604,325	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	861
560,679	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	974
1,722,664	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,076)
2,448,895	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,252
332,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	577
67,907	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	295
3,092,711	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,370
145,348	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,315)
1,474,900	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,489)
1,845,318	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,204
565,565	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,454
12,773	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(94)
99,765	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	173
106,134	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	267
622,490	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,473)
63,625	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	91
273,643	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	446
1,053,185	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,829
15,518	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22
50,102	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71
36,357	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	52
1,494,156	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,535)
472,623	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,808)
218,506	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(300)
109,284	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(150)
109,284	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(150)
219,254	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(301)
569,549	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(783)
219,254	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(301)
179,725	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,326)
437,822	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(602)
209,174	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,689
299,563	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(709)
170,598	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	296
375,058	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,436
922,246	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,182)
242,720	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,719)
Citibank, N.A.
101,095	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	176
Credit Suisse International
316,255	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,066
873,115	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,000)
438,064	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,240)
190,660	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,350)
31,777	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(225)
Goldman Sachs International
358,680	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,647)
276,712	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,042)
876,646	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,931)
347,575	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,565)
667,872	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,807)
667,872	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,807)
513,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,215)
192,883	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(456)
148,909	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,318)
1,412	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(13)
363,274	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,287)
81,999	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(751)
703,302	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,664)
26,060	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(62)
69,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(164)
78,373	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(578)
393,084	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,901)
446,295	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,880)
494,288	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,297)
615,404	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,568)
527,480	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,586)
419,266	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,842)
404,713	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,203
JPMorgan Chase Bank N.A.
423,544	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,881)
35,652	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(327)
404,380	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,198

Total	$—	$(68,913)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $84,682,997.
(b)	The aggregate identified cost on a tax basis is $128,793,161, resulting in gross unrealized appreciation and depreciation of $2,712,761 and $2,284,492, respectively, or net unrealized appreciation of $428,269.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$15,699,064	$3,117,251	$11,000,000	$7,592	$7,816,315
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $44,774,190 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $265,176 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $154,117 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$18,455,591	$1,110,474
Purchased options outstanding	—	125,907	—
Purchased swap options outstanding	—	1,074,343	—
U.S. government and agency mortgage obligations	—	80,720,712	—
U.S. treasury obligations	—	19,642,098	—
Short-term investments	7,816,315	275,990	—

Totals by level	$7,816,315	$120,294,641	$1,110,474

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$149,857	$—	$—
Written options outstanding	—	(87,249)	—
Written swap options outstanding	—	(1,258,722)	—
Forward premium swap option contracts	—	(50,542)	—
TBA sale commitments	—	(25,836,718)	—
Interest rate swap contracts	—	(914,782)	—
Total return swap contracts	—	(68,913)	—

Totals by level	$149,857	$(28,216,926)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3	Total transfers out of Level 3	Balance as of September 30, 2015

Mortgage-backed securities	$—	$(26,580)	$—	$20,771	$1,116,283	$—	$—	$—	$1,110,474

Totals:	$—	$(26,580)	$—	$20,771	$1,116,283	$—	$—	$—	$1,110,474

# Includes $20,771 related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$1,721,918	$2,752,019

Total	$1,721,918	$2,752,019

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$15,800,000
Purchased swap option contracts (contract amount)		$211,300,000
Written TBA commitment option contracts (contract amount)		$29,700,000
Written swap option contracts (contract amount)		$214,300,000
Futures contracts (number of contracts)		200
Centrally cleared interest rate swap contracts (notional)		$209,200,000
OTC total return swap contracts (notional)		$37,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$69,997	$—	$—	$—	$—	$—	$69,997
	OTC Total return swap contracts*#	—	27,909	—	176	4,066	5,203	5,198	—	42,552
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	—	67,098	—	67,098
	Purchased swap options#	1,173	52,915	—	80,410	234,554	529,709	175,582	—	1,074,343
	Purchased options#	—	—	—	—	—	—	125,907	—	125,907

	Total Assets	$1,173	$80,824	$69,997	$80,586	$238,620	$534,912	$373,785	$—	$1,379,897

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	31,278	—	—	—	—	—	31,278
	OTC Total return swap contracts*#	4,848	28,213	—	—	12,815	61,381	4,208	—	111,465
	Futures contracts§	—	—	—	—	—	—	—	21,890	21,890
	Forward premium swap option contracts#	—	—	—	—	—	—	117,640	—	117,640
	Written swap options#	1,833	61,863	—	83,175	253,247	533,881	324,723	—	1,258,722
	Written options#	—	—	—	—	—	—	87,249	—	87,249

	Total Liabilities	$6,681	$90,076	$31,278	$83,175	$266,062	$595,262	$533,820	$21,890	$1,628,244

	Total Financial and Derivative Net Assets	$(5,508)	$(9,252)	$38,719	$(2,589)	$(27,442)	$(60,350)	$(160,035)	$(21,890)	$(248,347)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$(154,117)	$—
	Net amount	$(5,508)	$(9,252)	$38,719	$(2,589)	$(27,442)	$(60,350)	$(5,918)	$(21,890)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015